PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	5,174	-	844	722	6,740
Disposals	-	-	-	-	-
Translation differences	(2,077)	(12,539)	(2,344)	(68,947)	(85,907)
Balance, June 30, 2023	$32,116	$168,513	$31,810	$1,232,972	$1,465,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	943	4,807	1,159	-	6,909
Translation differences	(1,946)	(11,954)	(2,140)	-	(16,040)
Balance, June 30, 2023	$26,585	$162,388	$29,187	-	$218,160

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At June 30, 2023	$5,531	$6,125	$2,623	$1,232,972	$1,247,251